OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

(a) As of December 31, 2021 and 2020, other current assets consist of:

	December 31, 2021	December 31, 2020
Advances to unrelated-parties (i)	$937,235	$8,305
Advances to employees	49,218	45,396
Other current assets	231,695	119,325
	$1,218,148	$173,026

(i)	The advances to unrelated parties for business development are non-interest bearing and are due on demand.

As of December 31, 2021, the balance included the amount due from a third-party vendor of approximately $747,000. According to the contract and its subsequent amendment, the vendor is contracted to perform consulting service of market research as subcontractor and to facilitate the development of the new media advertising market.

Based on the amendment of the contract, the Company agrees to make advances to the vendor specifically for its market development purposes, and the total commitment of funding was RMB6 million (USD $929,532). Meanwhile, the Company agrees to pay the vendor a 12% commission fee based on the advertising revenue it has facilitated, and a 50% subcontractor fee based on the consulting services revenue, tax inclusive.

If the Company’s revenue facilitated by the vendor does not reach certain threshold during specified periods, the contract could be terminated by the Company, and all funding with applicable interest, less any commissions and subcontractor fees payable to the vendor, shall be repaid to the Company within one month after the termination of the contract. If the two parties terminate the cooperation on the condition that the vendor meet the target, all funding without interest, shall be repaid.

The first period as specified is from January 1, 2021 to December 31, 2021 with a threshold revenue of RMB 15 million (approximately USD $2,294,400). The threshold revenue is to increase by 30% in the year 2022. As of December 31, 2021, revenue facilitated by the vendor has reached RMB15.2 million (approximately USD $2,386,360). The Company will continue to monitor the revenue facilitated by the vendor and assess if an event occurs or circumstance changes that would potentially indicate that the carrying amount of the receivable was impaired.

SCHEDULE OF OTHER NON-CURRENT ASSETS	(b) As of December 31, 2021 and 2020, Other assets, non-current consist of:
	December 31, 2021	December 31, 2020
Other assets, non-current, net	$2,948,681	$4,302,000
	$2,948,681	$4,302,000